Incentive Stock Plan	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Incentive Stock Plan

Note 6 – Incentive Stock Plan

In January 2011 the Company established the 3DIcon Corporation 2011 Equity Incentive Stock Plan (the "2011 EIP"). The total number of shares of stock which may be purchased or granted directly by options, stock awards or restricted stock purchase offers, or purchased indirectly through exercise of options granted under the 2011 EIP shall not exceed one hundred million (100,000,000) shares.  The shares are included in a registration statement filed January 14, 2011. Shares totaling 10,525,369 were issued from the 2011 EIP during the period ended March 31, 2012 for services rendered and to satisfy accounts payable to the Company. There are currently 24,054,365 shares available for issuance under the 2011 EIP.

Note 10 – Incentive Stock Plan

In September 2009 the Company established the 3DIcon Corporation 2009 Incentive Stock Plan (the "2009 Plan"). The total number of shares of stock which may be purchased or granted directly by options, stock awards or restricted stock purchase offers, or purchased indirectly through exercise of options granted under the 2009 Plan shall not exceed 50,737,115 shares. The shares are included in a registration statement filed September 23, 2009. Shares totaling 14,422,012 and 36,315,103 were issued from the Plan during the years ended December 31, 2010 and 2009, respectively, for services rendered to the Company. There are no shares remaining for issuance under the 2009 Plan.

In February 2010 the Company established the 3DIcon Corporation 2010 Incentive Stock Plan (the "2010 Plan"). The total number of shares of stock which may be purchased or granted directly by options, stock awards or restricted stock purchase offers, or purchased indirectly through exercise of options granted under the 2010 Plan shall not exceed seventy-five million (75,000,000) shares. The shares are included in a registration statement filed February 26, 2010. Shares totaling 3,089,027 and 71,910,973 were issued from the 2010 Plan during the years ended December 31, 2011 and 2010, respectively, for services rendered and to satisfy accounts payable to the Company. There are no shares remaining for issuance under the 2010 Plan.

In June 2010 the Company established the 3DIcon Corporation 2010 Equity Incentive Stock Plan (the "2010 EIP"). The total number of shares of stock which may be purchased or granted directly by options, stock awards or restricted stock purchase offers, or purchased indirectly through exercise of options granted under the 2010 EIP shall not exceed sixty million (60,000,000) shares. The shares are included in a registration statement filed June 24, 2010. Shares totaling 1,490,672 and 58,509,328 were issued from the 2010 EIP during the years ended December 31, 2011 and 2010, respectively, for services rendered and to satisfy accounts payable to the Company. There are no shares available for issuance under the 2010 EIP.

In January 2011 the Company established the 3DIcon Corporation 2011 Equity Incentive Plan (the "2011 EIP"). The 2011 EIP is designed to retain directors, executives and selected employees and consultants and reward them for making contributions to the success of the Company. These objectives are accomplished by making long-term incentive awards under the 2011 EIP thereby providing participants with a proprietary interest in the growth and performance of the Company. The total number of shares of stock which may be purchased or granted directly by options, stock awards or restricted stock purchase offers, or purchased indirectly through exercise of options granted under the 2011 EIP shall not exceed one hundred million (100,000,000) shares. The shares are included in a registration statement filed January 14, 2011. Shares totaling 53,893,572 were issued from the 2011 EIP for services rendered and to satisfy accounts payable to the Company. There are currently 46,106,428 shares available for issuance under the 2011 EIP.